Income Taxes (Details) - Schedule of non-capital losses expire	12 Months Ended
Dec. 31, 2021 USD ($)
2039 [Member]
Income Taxes (Details) - Schedule of non-capital losses expire [Line Items]
Amount of non capital loss	$ 85,576
2041 [Member]
Income Taxes (Details) - Schedule of non-capital losses expire [Line Items]
Amount of non capital loss	3,120,785
No expiry [Member]
Income Taxes (Details) - Schedule of non-capital losses expire [Line Items]
Amount of non capital loss	$ 4,668,142